Share Capital (Details)										6 Months Ended
		May 23, 2023 shares	Apr. 06, 2023 USD ($) $ / shares	Apr. 06, 2023 USD ($) $ / shares shares	Feb. 22, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	Nov. 17, 2022 USD ($)	Nov. 14, 2022 USD ($) $ / shares shares	Jun. 29, 2022 shares	Apr. 30, 2023 USD ($) $ / shares shares	Oct. 31, 2022 shares	Apr. 30, 2022 shares	Feb. 14, 2022 USD ($) shares	Feb. 14, 2022 $ / shares	Nov. 26, 2021 USD ($) shares	Oct. 31, 2021 shares
Share Capital (Details) [Line Items]
Underwritten public offering				3,097,459				1,153,847
Purchase price per share (in Dollars per share) | $ / shares				$ 0.78				$ 6.5		$ 6.5
Aggregate gross proceeds (in Dollars) | $				$ 3,500,000				$ 7,500,000
Net proceeds (in Dollars) | $			$ 2,900,000				$ 6,363,906			$ 2,931,207
Additional common shares										173,077
Common shares percentage										15.00%
Underwriter warrants										57,692
Payment per share (in Dollars per share) | $ / shares										$ 8.125
Total warrants (in Dollars) | $										$ 282,287
Share received		44,829							44,829
Shares warrant		2,241							2,241
Exercised shares					12,006
Fair value (in Dollars) | $					$ 110,096	$ 39,975							$ 17,584		$ 21,100
Common shares purchased				1,398,959
Pre funded warrant (in Dollars per share) | $ / shares			$ 0.779	$ 0.779						$ 0.001
Common shares exercised (in Dollars per share) | $ / shares										0.78
Shares issued													1,334		1,333
Consideration amount (in Dollars) | $													$ 27,778
Warrant exercisable (in Dollars per share) (in Dollars per share) | $ / shares														$ 60
Price per units (in Dollars per share) | $ / shares										$ 24
Proceeds for issue amounts (in Dollars) | $										$ 698,897
Finder’s fee (in Dollars) | $										69,890
Common shares fair value (in Dollars) | $										372,745
Fair value warrant (in Dollars) | $										$ 82,742
Risk-free rate										1.43%
Expected life										1 year 6 months
Volatility										107.46%
Initial equity percentage										10.00%
Share capital and share premium [Member]
Share Capital (Details) [Line Items]
Number of shares issued										6,996,165	1,319,770
Number of shares outstanding	[1]									6,996,165	1,319,770	1,319,770				1,250,858
Cash Financing [Member]
Share Capital (Details) [Line Items]
Shares issued										39,747			66,244
Consideration amount (in Dollars) | $													$ 750,000
Finder’s fee (in Dollars) | $										$ 50,000
Share Exchange Agreement [Member]
Share Capital (Details) [Line Items]
Fair value (in Dollars) | $										$ 455,487
Shares issued										26,498
Restricted Share units [Member]
Share Capital (Details) [Line Items]
Exercised shares						4,824

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.